DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Ferrari N.V.
Entity Central Index Key	0001648416
Document Annual Report	true
Document Type	20-F
Document Transition Report	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	185,283,323